Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loans Payable [Line Items]
Loans payable	$ 409,823	$ 397,480
Less current portion	(266,481)	(264,177)
Long-term loans payable	143,342	133,303
Hire Purchases - Motor Vehicle [Member]
Schedule of Loans Payable [Line Items]
Loans payable	161,380	166,438
Short-term loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	$ 248,443	$ 231,042